Common Stock and Earnings (Loss) Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Participating Securities [Member]	Dec. 31, 2011 Participating Securities [Member]	Jul. 01, 2011 Green Tree Acquisition [Member]	Jul. 31, 2011 Green Tree Acquisition [Member]	Nov. 30, 2012 Reverse Mortgage Solutions, Inc. [Member]	Nov. 03, 2012 Reverse Mortgage Solutions, Inc. [Member]
Common Stock And Eps [Line Items]
Shares issued to acquire entity														1,812,532	891,265
Shares issued as part of a secondary offering	6,900,000
Net proceeds from shares issued after deducting underwriting discounts and commissions and offering expenses	$ 276,100						$ 0	$ 276,013	$ 0
Proceeds from issuance of stock partially used in payments of acquisition													737,800		95,000	95,000
Special dividend paid		6,200
Dividend paid in cash		600							620
Stock dividend paid in shares		$ 5,600							$ 5,580
Securities excluded from calculation of basic and diluted earnings (loss) per share			8,000,000	5,900,000	6,300,000	5,400,000	5,900,000	6,900,000	700,000		700,000	300,000
Average stock price					$ 58.80					$ 58.80